Davis New York Venture Fund

October 31, 2021

Over 50 Years of Reliable Investing™

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.22%)
COMMUNICATION SERVICES – (11.82%)
Media & Entertainment – (11.82%)
Alphabet Inc., Class A *	105,777	$313,197,235
Alphabet Inc., Class C *	70,752	209,808,688
ASAC II L.P. *(a)(b)	4,156,451	4,251,219
IAC/InterActiveCorp *	898,020	136,831,307
Liberty TripAdvisor Holdings, Inc., Series A *	191,516	591,784
Meta Platforms, Inc., Class A *	929,247	300,676,452
Vimeo, Inc. *	1,457,935	49,176,148
	Total Communication Services	1,014,532,833
CONSUMER DISCRETIONARY – (10.17%)
Retailing – (10.17%)
Amazon.com, Inc. *	82,901	279,577,820
Coupang, Inc., Class A (South Korea)*	2,195,957	65,351,680
JD.com, Inc., Class A, ADR (China)*	4,210,000	329,558,800
Naspers Ltd. - N (South Africa)	85,469	14,492,745
Prosus N.V., Class N (Netherlands)	1,573,601	138,632,281
Vroom, Inc. *	2,393,952	45,796,302
	Total Consumer Discretionary	873,409,628
CONSUMER STAPLES – (1.18%)
Food & Staples Retailing – (0.03%)
Missfresh Ltd., Class B, ADS (China)*	585,040	2,310,908
Food, Beverage & Tobacco – (1.15%)
Darling Ingredients Inc. *	1,174,379	99,258,513
	Total Consumer Staples	101,569,421
FINANCIALS – (50.56%)
Banks – (23.69%)
Danske Bank A/S (Denmark)	7,584,377	128,350,995
DBS Group Holdings Ltd. (Singapore)	12,604,195	294,705,427
DNB Bank ASA (Norway)	4,978,670	118,339,106
JPMorgan Chase & Co.	1,733,054	294,428,544
U.S. Bancorp	7,257,320	438,124,409
Wells Fargo & Co.	14,861,522	760,315,466
		2,034,263,947
Diversified Financials – (20.45%)
Capital Markets – (3.63%)
Bank of New York Mellon Corp.	5,264,917	311,683,086
Consumer Finance – (10.39%)
American Express Co.	1,318,601	229,146,482
Capital One Financial Corp.	4,391,983	663,321,192
		892,467,674
Diversified Financial Services – (6.43%)
Berkshire Hathaway Inc., Class A *	1,275	551,950,050
		1,756,100,810
Insurance – (6.42%)
Life & Health Insurance – (3.98%)
AIA Group Ltd. (Hong Kong)	14,313,990	161,619,950
Ping An Insurance (Group) Co. of China Ltd. - H (China)	25,140,800	180,627,302
		342,247,252

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (2.44%)
Chubb Ltd.	686,010	$134,032,634
Loews Corp.	604,169	33,875,756
Markel Corp. *	31,506	41,371,473
		209,279,863
		551,527,115
	Total Financials	4,341,891,872
HEALTH CARE – (6.87%)
Health Care Equipment & Services – (4.39%)
Cigna Corp.	1,204,769	257,350,706
Quest Diagnostics Inc.	815,580	119,710,832
		377,061,538
Pharmaceuticals, Biotechnology & Life Sciences – (2.48%)
Viatris Inc.	15,914,700	212,461,245
	Total Health Care	589,522,783
INDUSTRIALS – (3.40%)
Capital Goods – (0.92%)
Orascom Construction PLC (United Arab Emirates)	1,456,501	6,685,340
Raytheon Technologies Corp.	807,239	71,731,257
		78,416,597
Commercial & Professional Services – (0.01%)
China Index Holdings Ltd., Class A, ADR (China)*	501,229	766,881
Transportation – (2.47%)
DiDi Global Inc., Class A, ADS (China)*(a)	27,683,628	212,236,534
	Total Industrials	291,420,012
INFORMATION TECHNOLOGY – (11.93%)
Semiconductors & Semiconductor Equipment – (11.93%)
Applied Materials, Inc.	3,353,180	458,212,047
Intel Corp.	5,848,000	286,552,000
Texas Instruments Inc.	1,493,450	279,992,006
	Total Information Technology	1,024,756,053
MATERIALS – (1.29%)
OCI N.V. (Netherlands)*	2,665,534	75,493,245
Teck Resources Ltd., Class B (Canada)	1,275,462	35,585,390
	Total Materials	111,078,635
TOTAL COMMON STOCK – (Identified cost $4,418,664,378)		8,348,181,237
PREFERRED STOCK – (0.85%)
CONSUMER DISCRETIONARY – (0.85%)
Retailing – (0.85%)
Chengxin Technology, Inc., Series A-1 (China)*(a)(b)	7,035,470	63,319,230
Full Trillion Development Ltd., Class A (China)*(a)(b)	1,114,530	10,030,770
	Total Consumer Discretionary	73,350,000
TOTAL PREFERRED STOCK – (Identified cost $81,500,000)		73,350,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.94%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 11/01/21, dated 10/29/21, repurchase value of $74,587,124 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.125%-1.625%, 04/30/23-04/30/28, total market value $76,078,740)	$74,587,000	$74,587,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $54,453,182 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/31/21-10/15/56, total market value $55,542,060)	54,453,000	54,453,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $37,293,124 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-2.50%, 04/01/36-10/01/51, total market value $38,038,860)	37,293,000	37,293,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $166,333,000)		166,333,000
	Total Investments – (100.01%) – (Identified cost $4,666,497,378)		8,587,864,237
	Liabilities Less Other Assets – (0.01%)		(679,365)
		Net Assets – (100.00%)	$8,587,184,872

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $289,837,753 or 3.38% of the Fund's net assets as of October 31, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments
October 31, 2021 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments
October 31, 2021 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$1,010,281,614	$–	$4,251,219	$1,014,532,833
Consumer Discretionary	873,409,628	–	–	873,409,628
Consumer Staples	101,569,421	–	–	101,569,421
Financials	4,341,891,872	–	–	4,341,891,872
Health Care	589,522,783	–	–	589,522,783
Industrials	79,183,478	212,236,534	–	291,420,012
Information Technology	1,024,756,053	–	–	1,024,756,053
Materials	111,078,635	–	–	111,078,635
Preferred Stock:
Consumer Discretionary	–	–	73,350,000	73,350,000
Short-Term Investments	–	166,333,000	–	166,333,000
Total Investments	$8,131,693,484	$378,569,534	$77,601,219	$8,587,864,237

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2021. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2021 was $(8,147,505). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance August 1, 2021	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance October 31, 2021
Investments in Securities:
Common Stock	$4,248,724	$–	$2,495	$–	$–	$4,251,219
Preferred Stock	81,500,000	–	(8,150,000)	–	–	73,350,000
Total Level 3	$85,748,724	$–	$(8,147,505)	$–	$–	$77,601,219

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount	Impact to Valuation from
	October 31, 2021	Technique	Input(s)		an Increase in Input
Investments in Securities:
Common Stock	$4,251,219	Discounted Cash Flow	Annualized Yield	1.408%	Decrease

Preferred Stock	73,350,000	Market Approach	Adjusted Transaction Price	$9.00	Increase
Total Level 3	$77,601,219

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund’s investments. The transaction price input is attributable to private securities and includes assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments
October 31, 2021 (Unaudited)

Federal Income Taxes

At October 31, 2021, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,690,279,372
Unrealized appreciation	4,140,288,179
Unrealized depreciation	(242,703,314)
Net unrealized appreciation	$3,897,584,865

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.